Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents.
Bank balances and cash in hand	$ 372.7	$ 499.3
Demand deposits	649.4	1,044.0
Total cash and cash equivalents	$ 1,022.1	$ 1,543.3	$ 570.4	$ 182.8